Accounts Receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable

7.	ACCOUNTS RECEIVABLE

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Accounts receivable	9,988	12,050	1,891
Allowance for credit losses	(1,320)	(2,069)	(325)

	8,668	9,981	1,566

The movements in the allowance for credit losses were as follows:

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	599	928	1,320	207
Adoption of ASU 2016-13	—	119	—	—
Amounts charged to expenses	331	455	830	131
Amounts written off	(2)	(182)	(81)	(13)

Balance as of December 31	928	1,320	2,069	325